COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jan. 08, 2021	Dec. 31, 2020	Jun. 30, 2021
COMMITMENTS
Deferred fee percentage		3.50%	3.50%
Gross proceeds from proposed public offering		$ 14,490,000	$ 14,490,000
Aggregate maximum amount	$ 75,000,000	$ 75,000,000	$ 75,000,000
Forward purchase agreement, description	the Company entered into the forward purchase agreement (the “Forward Purchase Agreement”) with Northern Genesis Capital LLC (the “forward purchase investor”), pursuant to which, if the Company determines to raise capital by issuing equity securities in connection with the closing of its initial business combination, the forward purchase investor, an entity which is affiliated with the Company’s Sponsor, agreed and has the first right to purchase, subject to certain conditions, in an aggregate maximum amount of $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-sixth of one redeemable warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.75 per share (such forward purchase shares valued at $9.75 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination.	(i) a number of units (“Forward Purchase Units”), consisting of one share of Class A common stock (“Forward Purchase Shares”) and one-sixth of one redeemable warrant (“Forward Purchase Warrants”), for $10.00 per unit or (ii) a number of Forward Purchase Shares for $9.75 per share (such Forward Purchase Shares valued at $9.75 per share or the Forward Purchase Units, as the case may be, the “Forward Purchase Securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination.
Forward Purchase Price Per Share			$ 10.00